Significant events after the Statement of Financial Position date (Details)	2 Months Ended		12 Months Ended
	Feb. 27, 2025 EUR (€) shares	Feb. 27, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in dividend price			20.00%	20.00%
Dividend price per share (in dollars per share) | $ / shares								$ 25.2127
Repurchase of ordinary shares (in shares)			€ 119,600,000		€ 170,900,000		€ 26,800,000
Payments to acquire or redeem entity's shares			118,700,000		170,900,000		€ 26,800,000
Senior EUR Debt
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			€ 130,000,000		€ 130,000,000.0
Interest rate					3.50%
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares) | shares	2,659,929	2,659,929	7,415,614	7,415,614	11,314,705	11,314,705	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares	€ 44,300,000	$ 45,900,000	€ 119,600,000	$ 129,900,000	€ 170,900,000	$ 185,000,000.0	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000